Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 18.5%
$ 5,312
AmeriCredit Automobile Receivables
Trust, Series 2017-3, Class C, 2.690%,
6/19/23 .......................
$ 5,319
350,000
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
354,997
250,000
AmeriCredit Automobile Receivables
Trust, Series 2021-2, Class A3, 0.340%,
12/18/26 .......................
247,933
225,000
AmeriCredit Automobile Receivables
Trust, Series 2021-3, Class A2, 0.410%,
2/18/25 .......................
224,682
58,649
ARI Fleet Lease Trust, Series 2018-B,
Class A2, 3.220%, 8/16/27(a) ........
58,732
235,000
ARI Fleet Lease Trust, Series 2018-B,
Class A3, 3.430%, 8/16/27(a) ........
237,255
305,125
ARI Fleet Lease Trust, Series 2019-A,
Class A2A, 2.410%, 11/15/27(a) .....
306,205
525,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2018-1A, Class A, 3.700%,
9/20/24(a) .....................
544,525
19,458
CarMax Auto Owner Trust, Series 2018-4,
Class A3, 3.360%, 9/15/23 ..........
19,595
345,677
Chesapeake Funding II, LLC, Series 2019-
1A, Class A1, 2.940%, 4/15/31(a) .....
348,229
314,200
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/16/32(a) .....
314,562
4,930
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.860%,
6/25/37 .......................
4,962
479,915
Enterprise Fleet Financing, LLC, Series
2019-3, Class A2, 2.060%, 5/20/25(a) ..
483,558
480,000
Ford Credit Auto Owner Trust, Series
2018-B, Class A4, 3.380%, 3/15/24 ...
486,239
350,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2020-1, Class A4,
1.850%, 2/16/26(a) ...............
353,645
330,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
327,150
53,248
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3, 3.060%,
3/15/23 .......................
53,357
32,556
Nissan Auto Receivables Owner Trust,
Series 2019-C, Class A3, 1.930%,
7/15/24 .......................
32,819
66,185
OneMain Financial Issuance Trust, Series
2016-3A, Class A, 3.830%, 6/18/31(a) .
66,435
113,185
OneMain Financial Issuance Trust, Series
2018-1A, Class A, 3.300%, 3/14/29(a) .
113,255
224,000
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
231,102
300,000
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(a) .
306,788
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 293,992
Santander Consumer Auto Receivables
Trust 2020-B, Series 2020-BA, Class A3,
0.460%, 8/15/24(a) ...............
$ 293,975
226,789
Santander Drive Auto Receivables Trust,
Series 2020-2, Class B, 0.960%,
11/15/24 .......................
226,991
400,000
Santander Drive Auto Receivables Trust,
Series 2020-3, Class B, 0.690%, 3/17/25
400,249
375,000
Santander Drive Auto Receivables Trust,
Series 2021-3, Class B, 0.600%,
12/15/25 .......................
373,581
9,470
SoFi Professional Loan Program, LLC,
Series 2016-E, Class A1, 0.953%,
(LIBOR USD 1-Month plus 0.85%),
7/25/39(a)(b) ...................
9,479
238,502
Wheels SPV 2, LLC, Series 2019-1A,
Class A2, 2.300%, 5/22/28(a) ........
239,291
300,000
Wheels SPV 2, LLC, Series 2019-1A,
Class A3, 2.350%, 5/22/28(a) ........
303,467
290,000
World Omni Select Auto Trust, Series
2021-A, Class A2, 0.290%, 2/18/25 ...
289,193
Total Asset Backed Securities
(Cost $7,287,683) ................ 7,257,570
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
51,101
Freddie Mac, Series 4172, Class PB,
1.500%, 7/15/40 .................
51,350
371,661
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.063%, 10/26/48(a)(c) ....
382,458
Total Collateralized Mortgage Obligations
(Cost $428,052) ................. 433,808
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 18.7%
174,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class B, 1.009%, (LIBOR
USD 1-Month plus 0.90%), 10/15/36(a)
(b) ...........................
173,346
166,000
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 1.287%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(b) ...........................
163,918
172,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 1.610%, (LIBOR
USD 1-Month plus 1.50%), 11/15/26(a)
(b) ...........................
171,395
202,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 1.371%, (LIBOR
USD 1-Month plus 1.27%), 12/15/28(a)
(b) ...........................
201,937

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 145,000
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 1.307%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(b) ...........................
$ 144,101
173,000
BX Trust, Series 2021-RISE, Class C,
1.550%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(b) ............
172,679
300,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(c) .....................
313,960
25,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4, 4.131%,
11/10/46 .......................
26,175
194,562
COMM 2012-CCRE1 Mortgage Trust,
Series 2012-CR1, Class A3, 3.391%,
5/15/45 .......................
194,951
370,290
COMM 2012-CCRE2 Mortgage Trust,
Series 2012-CR2, Class A4, 3.147%,
8/15/45 .......................
371,277
299,231
COMM 2012-CCRE3 Mortgage Trust,
Series 2012-CR3, Class A3, 2.822%,
10/15/45 .......................
300,829
270,000
COMM 2013-CCRE10 Mortgage Trust,
Series 2013-CR10, Class A4, 4.210%,
8/10/46(c) .....................
280,547
175,000
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
182,890
350,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(c) .....................
367,207
371,000
COMM 2013-CCRE6 Mortgage Trust,
Series 2013-CR6, Class A4, 3.101%,
3/10/46 .......................
374,726
350,000
COMM 2013-CCRE8 Mortgage Trust,
Series 2013-CR8, Class A5, 3.612%,
6/10/46(c) .....................
360,212
34,271
COMM 2015-CCRE22 Mortgage Trust,
Series 2015-CR22, Class A2, 2.856%,
3/10/48 .......................
34,282
42,605
COMM 2015-CCRE23 Mortgage Trust,
Series 2015-CR23, Class A2, 2.852%,
5/10/48 .......................
42,590
155,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 1.430%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(b) ...........................
154,083
350,000
GS Mortgage Securities Trust, Series 2013-
GC16, Class A4, 4.271%, 11/10/46 ....
366,315
367,000
GS Mortgage Securities Trust 2013-GCJ12,
Series 2013-GC12, Class A4, 3.135%,
6/10/46 .......................
375,895
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 350,000
GS Mortgage Securities Trust 2013-GCJ14,
Series 2013-GC14, Class A5, 4.243%,
8/10/46 .......................
$ 364,653
300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
313,799
168,000
Med Trust, Series 2021-MDLN, Class C,
1.910%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
167,579
188,000
OPG Trust, Series 2021-PORT, Class C,
0.942%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(b) ............
184,852
241,151
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class A4,
3.091%, 8/10/49 .................
242,910
300,000
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C4, Class A5,
2.850%, 12/10/45 ................
302,195
546,000
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3, 2.875%,
12/15/45 .......................
552,170
294,876
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2, 3.431%,
6/15/45 .......................
295,583
25,000
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4, 3.001%,
5/15/45 .......................
25,448
116,901
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A3, 3.660%,
3/15/47 .......................
116,953
Total Commercial Mortgage-Backed
Securities
(Cost $7,460,947) ................ 7,339,457
CORPORATE BONDS — 57.7%
Aerospace & Defense — 0.9%
350,000
Boeing Co. (The), 4.508%, 5/1/23 ...... 365,590
Automobiles — 2.3%
300,000
Ford Motor Credit Co., LLC, 5.596%,
1/7/22 ........................ 300,210
250,000
General Motors Financial Co., Inc.,
0.669%, (SOFR plus 0.62%),
10/15/24(b) .................... 249,803
150,000
General Motors Financial Co., Inc.,
1.677%, (LIBOR USD 3-Month plus
1.55%), 1/14/22(b) ............... 150,045
200,000
Toyota Industries Corp., 3.110%,
3/12/22(a) ..................... 200,611
900,669
Banks — 14.5%
350,000
Bank of America Corp., MTN, 0.780%,
(SOFR plus 0.73%), 10/24/24(b) ..... 351,854

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 350,000
Bank of Nova Scotia (The), 0.330%,
(SOFR plus 0.28%), 6/23/23(b) ...... $ 349,860
325,000
Barclays PLC, 4.610%, (LIBOR USD
3-Month plus 1.40%), 2/15/23(d) ..... 326,392
200,000
BNP Paribas SA, 2.950%, 5/23/22(a) .... 201,934
250,000
BPCE SA, 1.380%, (LIBOR USD 3-Month
plus 1.22%), 5/22/22(a)(b) .......... 251,002
400,000
Citigroup, Inc., 3.142%, (LIBOR USD
3-Month plus 0.72%), 1/24/23(d) ..... 400,507
250,000
Credit Agricole SA, 1.551%, (LIBOR USD
3-Month plus 1.43%), 1/10/22(a)(b) ... 250,044
300,000
Credit Suisse Group Funding Guernsey,
Ltd., 3.800%, 9/15/22 ............. 306,473
200,000
Federation des Caisses Desjardins du
Quebec, 0.480%, (SOFR plus 0.43%),
5/21/24(a)(b) ................... 200,231
200,000
Fifth Third Bank N.A., BKNT, 0.772%,
(LIBOR USD 3-Month plus 0.64%),
2/1/22(b) ...................... 200,000
525,000
Goldman Sachs Group, Inc. (The), 0.914%,
(LIBOR USD 3-Month plus 0.75%),
2/23/23(b) ..................... 527,190
365,000
JPMorgan Chase & Co., 2.776%, (LIBOR
USD 3-Month plus 0.94%), 4/25/23(d) . 367,338
350,000
KeyBank N.A., BKNT, 0.370%, (SOFR
plus 0.32%), 6/14/24(b) ............ 349,826
325,000
Lloyds Banking Group PLC, 1.326%,
(1-Year Treasury Constant Maturity plus
1.10%), 6/15/23(c) ............... 325,555
150,000
Macquarie Group, Ltd., 0.759%, (SOFR
plus 0.71%), 10/14/25(a)(b) ......... 150,167
250,000
NatWest Markets PLC, 1.712%, (SOFR
plus 1.66%), 9/29/22(a)(b) .......... 252,431
250,000
NatWest Markets PLC, 3.625%, 9/29/22(a) 255,578
250,000
PNC Bank N.A., BKNT, 0.635%, (LIBOR
USD 3-Month plus 0.50%), 7/27/22(b) . 250,431
375,000
Westpac Banking Corp., 0.350%, (SOFR
plus 0.30%), 11/18/24(b) ........... 374,605
5,691,418
Chemicals — 1.8%
350,000
International Flavors & Fragrances, Inc.,
0.697%, 9/15/22(a) ............... 350,017
80,000
Westlake Chemical Corp., 0.875%, 8/15/24 78,803
275,000
Westlake Chemical Corp., 3.600%, 7/15/22 277,251
706,071
Construction Materials — 1.4%
183,000
Koppers, Inc., 6.000%, 2/15/25(a) ...... 186,200
350,000
Martin Marietta Materials, Inc., 0.650%,
7/15/23 ....................... 348,773
534,973
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — 5.0%
$ 200,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.300%, 1/23/23 . $ 204,219
225,000
Air Lease Corp., 3.500%, 1/15/22 ...... 225,198
283,000
Ally Financial, Inc., 4.125%, 2/13/22 .... 284,117
300,000
Capital One Financial Corp., 0.849%,
(LIBOR USD 3-Month plus 0.72%),
1/30/23(b) ..................... 300,811
83,000
Discover Financial Services, 5.200%,
4/27/22 ....................... 84,196
375,000
FS KKR Capital Corp., 4.750%, 5/15/22 . 378,917
175,000
OneMain Finance Corp., 6.125%, 3/15/24 185,540
300,000
Park Aerospace Holdings, Ltd., 5.250%,
8/15/22(a) ..................... 306,576
1,969,574
Diversified Telecommunication Services — 0.6%
250,000
T-Mobile USA, Inc., 4.000%, 4/15/22 ... 251,440
Electric Utilities — 2.9%
260,000
Consumers Energy Co., 0.350%, 6/1/23 .. 258,270
250,000
Dominion Energy, Inc., Series B, 2.750%,
9/15/22 ....................... 252,431
300,000
Entergy Louisiana, LLC, 0.950%, 10/1/24 296,762
200,000
Exelon Corp., 3.497%, 6/1/22 ......... 201,847
120,000
Florida Power & Light Co., 0.300%,
(SOFR plus 0.25%), 5/10/23(b) ...... 119,652
1,128,962
Electrical Equipment — 1.1%
130,000
Carlisle Cos., Inc., 0.550%, 9/1/23 ...... 128,848
300,000
Roper Technologies, Inc., 0.450%, 8/15/22 299,750
428,598
Energy Equipment & Services — 6.5%
200,000
Enbridge, Inc., 0.660%, (LIBOR USD
3-Month plus 0.50%), 2/18/22(b) ..... 200,063
300,000
Energy Transfer L.P./Regency Energy
Finance Corp., 5.000%, 10/1/22 ...... 305,964
300,000
Enterprise Products Operating, LLC,
3.500%, 2/1/22 .................. 300,660
300,000
Kinder Morgan, Inc., 3.150%, 1/15/23 ... 306,351
225,000
Midwest Connector Capital Co., LLC,
3.625%, 4/1/22(a) ................ 225,404
300,000
MPLX L.P., 3.375%, 3/15/23 .......... 307,647
300,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.650%, 6/1/22 ....... 301,472
250,000
Plains All American Pipeline L.P./PAA
Finance Corp., 3.850%, 10/15/23 ..... 259,276
100,000
Williams Cos., Inc. (The), 3.600%, 3/15/22 100,090
250,000
Williams Cos., Inc. (The), 3.700%, 1/15/23 255,525
2,562,452
Equity Real Estate Investment Trusts (REITS)
— 1.9%
140,000
Jones Lang LaSalle, Inc., 4.400%, 11/15/22 142,937

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 205,000
Public Storage, 0.520%, (SOFR plus
0.47%), 4/23/24(b) ............... $ 204,740
225,000
SBA Tower Trust, 3.869%, 10/8/24(a) ... 232,962
179,000
Starwood Property Trust, Inc., 5.500%,
11/1/23(a) ..................... 185,265
765,904
Health Care Equipment & Services — 2.2%
300,000
Boston Scientific Corp., 3.375%, 5/15/22 . 302,998
250,000
HCA, Inc., 4.750%, 5/1/23 ........... 261,864
300,000
Humana, Inc., 0.650%, 8/3/23 ......... 298,471
863,333
Health Care Providers & Services — 1.8%
300,000
AbbVie, Inc., 3.450%, 3/15/22 ........ 300,275
400,000
Viatris, Inc., 1.125%, 6/22/22 ......... 400,891
701,166
Insurance — 3.8%
325,000
Alleghany Corp., 4.950%, 6/27/22 ...... 331,147
350,000
Athene Global Funding, 3.000%, 7/1/22(a) 353,380
100,000
Brighthouse Financial Global Funding,
0.600%, 6/28/23(a) ............... 99,499
75,000
Brighthouse Financial Global Funding,
0.809%, (SOFR plus 0.76%), 4/12/24(a)
(b) ........................... 75,360
290,000
Fidelity National Financial, Inc., 5.500%,
9/1/22 ........................ 299,192
325,000
Reliance Standard Life Global Funding II,
2.625%, 7/22/22(a) ............... 328,865
1,487,443
Media — 0.8%
300,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.464%, 7/23/22 ........... 304,428
Metals & Mining — 1.0%
175,000
Freeport-McMoRan, Inc., 3.875%, 3/15/23 181,125
200,000
Nucor Corp., 4.125%, 9/15/22 ......... 203,265
384,390
Oil, Gas & Consumable Fuels — 4.1%
250,000
CenterPoint Energy Resources Corp.,
0.700%, 3/2/23 .................. 248,868
350,000
HollyFrontier Corp., 2.625%, 10/1/23 ... 356,641
325,000
Pioneer Natural Resources Co., 3.950%,
7/15/22 ....................... 327,792
145,000
Range Resources Corp., 5.000%, 3/15/23 . 148,263
300,000
Schlumberger Investment SA, 2.400%,
8/1/22(a) ...................... 301,894
250,000
Southern California Gas Co., 0.548%,
(LIBOR USD 3-Month plus 0.35%),
9/14/23(b) ..................... 249,697
1,633,155
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Road & Rail — 0.3%
$ 125,000
Ryder System, Inc., MTN, 2.800%, 3/1/22 $ 125,219
Semiconductors & Semiconductor Equipment
— 0.9%
90,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd., 3.000%, 1/15/22 ....... 90,067
250,000
Microchip Technology, Inc., 4.333%,
6/1/23 ........................ 260,608
350,675
Software — 0.9%
61,000
Dell International, LLC/EMC Corp.,
5.450%, 6/15/23 ................. 64,354
275,000
VMware, Inc., 0.600%, 8/15/23 ........ 273,098
337,452
Specialty Retail — 1.2%
300,000
7-Eleven, Inc., 0.625%, 2/10/23(a) ...... 298,884
161,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 161,000
459,884
Telecommunication Services — 1.4%
250,000
AT&T, Inc., 0.690%, (SOFR plus 0.64%),
3/25/24(b) ..................... 250,071
300,000
Verizon Communications, Inc., 1.256%,
(LIBOR USD 3-Month plus 1.10%),
5/15/25(b) ..................... 305,767
555,838
Tobacco — 0.4%
150,000
BAT Capital Corp., 1.036%, (LIBOR USD
3-Month plus 0.88%), 8/15/22(b) ..... 150,368
Total Corporate Bonds
(Cost $22,715,642) ............... 22,659,002
MUNICIPAL BONDS — 1.9%
Illinois — 0.7%
275,000
Chicago O'Hare International Airport, IL,
Refunding, Taxable Revenue Bonds,
Series D, 0.959%, 1/1/23 ........... 275,704
New York — 0.6%
235,000
Metropolitan Transportation Authority,
Cash Flow Management Revenue Notes,
Series A, Callable 4/15/22 @ 100,
0.777%, 11/15/22 ................ 235,197
Pennsylvania — 0.6%
250,000
Allegheny County, PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79, 0.573%, 11/1/22 ............. 250,355
Total Municipal Bonds
(Cost $760,000) ................. 761,256

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
U.S. TREASURY NOTES — 0.9%
$ 350,000
1.750%, 4/30/22 ................. $ 351,846
Total U.S. Treasury Notes
(Cost $351,958) ................. 351,846
Shares
MONEY MARKET FUND — 0.1%
41,256
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(e) .......
41,256
Total Money Market Fund
(Cost $41,256) .................. 41,256
Total Investments — 98.9%
(Cost $39,045,538) ............................ 38,844,195
Net Other Assets (Liabilities) — 1.1% ............... 445,673
NET ASSETS — 100.0% .......................
$ 39,289,868
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2021. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.
BKNT Bank Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
December 31, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 41,256(a) $ 38,802,939(b) $ — $ 38,844,195
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.